Provisions - Amounts of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Employee benefits	€ 930	€ 1,110
Termination plans	306	486
Post-employment defined benefit plans	8	11
Other benefits	616	613
Dismantling of assets	32	96
Other provisions	342	466
Total	1,304	1,672
Non-current
Employee benefits	4,960	5,789
Termination plans	479	729
Post-employment defined benefit plans	484	565
Other benefits	3,997	4,495
Dismantling of assets	645	847
Other provisions	1,552	1,850
Total	7,157	8,486
Total
Employee benefits	5,890	6,899
Termination plans	785	1,215	€ 1,246
Post-employment defined benefit plans	492	576
Other benefits	4,613	5,108
Dismantling of assets	677	943
Other provisions	1,894	2,316
Total	€ 8,461	€ 10,158